10. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES: Schedule of accounts payable and accrued costs (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of accounts payable and accrued costs
	December 31, 2017	December 31, 2016
	$	$
Trade accounts payable	160,249	100,342
Accrued liabilities	141,840	257,000
	302,089	357,342